                                    [GRAPHIC]

                                                 Semiannual Report June 30, 2001


Oppenheimer

Total Return Fund, Inc.


                                                  [LOGO] Oppenheimer Funds(R)
                                                         The Right Way to Invest

--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
--------------------------------------------------------------------------------


Fund Objective

Oppenheimer Total Return Fund, Inc. seeks high total return.


          CONTENTS

    1     Shareholder Letter

    2     An Interview with Your Fund's Managers

    8     Financial Statements

   30     Officers and Directors

Cumulative Total Returns(*)

          For the Six-Month Period
          Ended 6/30/01

          Without                 With
          Sales Chg               Sales Chg.
--------------------------------------------
Class A   -5.77%                  -11.19%
--------------------------------------------
Class B   -6.09                   -10.79
--------------------------------------------
Class C   -6.17                    -7.11
--------------------------------------------
Class Y   -5.69                       --
--------------------------------------------

Average Annual Total Returns(*)

          For the 1-Year Period
          Ended 6/30/01

          Without                 With
          Sales Chg               Sales Chg.
--------------------------------------------
Class A   -14.93%                 -19.82%
--------------------------------------------
Class B   -15.56                  -19.57
--------------------------------------------
Class C   -15.58                  -16.39
--------------------------------------------
Class Y   -14.80                      --
--------------------------------------------


(*) Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

(*) See Notes on page 6 for further details.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Dear Shareholder,

It is a pleasure to greet you in my new role as Chairman, President and Chief Executive Officer of OppenheimerFunds. I'm honored to take on this new leadership role, after having served OppenheimerFunds in the capacity of President and Chief Operating Officer since August of 2000.

     I'd also like to acknowledge the contributions of Bridget A. Macaskill, whose vision and efforts have helped build OppenheimerFunds' reputation as a premier investment firm. During her tenure as Chief Executive Officer, Bridget made tremendous contributions to both the firm and to our fund shareholders. Her extraordinary commitment has positioned OppenheimerFunds for a very bright future, and I thank her for that.

     Our ongoing mission is to provide outstanding investment solutions for our customers. We will continue to strive to deliver products and services that help keep you at the forefront of the markets. In partnership with financial advisors, this approach has enabled OppenheimerFunds to help investors pursue their financial goals for more than 40 years.

     While the past year has proven to be challenging in the financial markets, we assure you that our commitment to investment excellence has never been stronger. With this commitment and a clear vision, we are confident that we will meet the challenges that lie ahead. Thank you for your ongoing confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,


/s/John V. Murphy

John V. Murphy
July 23, 2001


------------------------

John V. Murphy
Chairman,
President and
Chief Executive Officer
OppenheimerFunds, Inc.

------------------------


                      1   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


How would you characterize Oppenheimer Total Return Fund, Inc.'s performance for this reporting period?

A. The six-month period that ended June 30, 2001, proved to be exceptionally volatile and challenging for most equity investors. Although we would have liked to deliver higher returns, we are reasonably pleased that the Fund preserved most of our investors' assets during this difficult period. We attribute the Fund's relatively good results to our disciplined growth and value strategies, which helped us limit losses in the volatile technology sector and led us to focus the Fund's assets in some of the market's better performing sectors and equities.

What made this such a volatile period?

During the past six months, the U.S. economy's expansion slowed in the face of reduced levels of corporate spending, rising energy prices and declining consumer confidence. These conditions caused revenues and earnings to fall short of expectations across a wide range of industries, driving down the prices of many stocks. Technology and other growth-oriented sectors that had benefited from rapid economic expansion in prior periods suffered in this environment. Instead, market strength shifted to traditionally value-oriented sectors.

How did you manage the Fund's investments in light of these conditions?

We believe companies that deliver consistent growth during challenging economic times are most likely to be well rewarded by the market. Accordingly, among growth-oriented stocks, we emphasized companies that exhibited consistent, predictable earnings growth, rather than seeking the fastest growing companies. On the value side, we generally focused on companies that we believed were well positioned for upturns in various cyclical businesses, such as waste management. We also invested in companies that have implemented operational or management changes that we believe offer the prospect of above-average earnings expectations within the next two to three years.


--------------------------------------------------------------------------------

"Our disciplined growth and value strategies helped us limit losses in the volatile technology sector and led us to focus the Fund's assets in some of the market's better performing sectors and equities."

--------------------------------------------------------------------------------


                      2   OPPENHEIMER TOTAL RETURN FUND, INC.

Which sectors and investments contributed most to the Fund's relatively good performance?

At the beginning of the period, technology stocks represented the Fund's single largest area of investment. However, as the economy weakened, fewer and fewer technology stocks met our investment criteria. In response, we sharply reduced our holdings in technology, thereby limiting the Fund's losses in this sector. Instead, we found increasingly attractive opportunities in a variety of other sectors on both the growth and value sides of the portfolio, particularly in the financial, capital goods, utilities and consumer cyclical sectors.

     Among financials, our best performers included government-sponsored agencies, such as Freddie Mac and Fannie Mae. Because these entities generally deliver highly predictable earnings with relatively little risk, the stocks performed well in the turbulent market environment that prevailed throughout the period.

     We also discovered several attractive value-oriented investments in the capital goods sector, which is primarily made up of equipment and service suppliers to the aerospace and construction industries, as well as other industrial products and services.Our investment in Waste Management, Inc., one of the Fund's largest holdings during the period, illustrates our disciplined, company-by-company investment strategy. Waste Management's strong financial results, delivered in the wake of a successful corporate restructuring, supported the company's stock price during the period.

     Although utilities are not generally considered a traditional growth sector, we identified several utility companies that appeared attractive from a growth as well as a value perspective. Some of the Fund's strongest performers included utility infrastructure companies, such as Duke Energy Corp. and El Paso Corp., that we believed were well positioned to capitalize on the growing need in the United States for new energy generating facilities.


                      3   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


     Finally, among consumer cyclicals, we identified a small number of companies we believed were poised to perform well despite a leveling of consumer confidence and spending. For example, Kohl's Corp., a regional department store chain, met our investment criteria by virtue of its steady growth, geographic expansion and attractive valuation.

What is your outlook for the Fund?

Our long-term outlook remains strongly positive with regard to U.S.
economic growth. We are especially enthusiastic regarding the potential for technology to revolutionize the world's communications systems and add enormous efficiencies to domestic and global business. For the present, however, we continue to approach growth stocks with caution, emphasizing steady, consistent financial performance. On the value side, we continue to focus on catalysts for improved performance in stocks that we consider to be inexpensively priced.

     We believe that the Fund's performance during the recent period, once again, demonstrates the intrinsic strengths of a diversified, long-term investment strategy that includes both value and growth components. When economic conditions favor growth investing, the Fund positions investors to participate in the market's gains. When economic uncertainties shake the market, the Fund's value-oriented holdings provide investors with a buffer against volatility, and offer the opportunity for additional gains from investments in traditional defensive sectors. That's why we rigorously maintain our value-and-growth investment strategy, and why Oppenheimer Total Return Fund, Inc. remains a key part of The Right Way to Invest.


-------------------------------------

Average Annual
Total Returns with
Sales Charge

For the Periods Ended
6/30/01 (1)

Class A
1-Year    5-Year   10-Year
----------------------------
-19.82%   10.74%   13.69%

Class B            Since
1-Year    5-Year   Inception
----------------------------
-19.57%   10.91%   12.00%

Class C            Since
1-Year    5-Year   Inception
----------------------------
-16.39%   11.16%   12.82%

Class Y            Since
1-Year    5-Year   Inception
----------------------------
-14.80%   12.23%   13.62%

-------------------------------------


(1) See page 6 for further details.


                      4   OPPENHEIMER TOTAL RETURN FUND, INC.

Top Ten Common Stock Holdings (3)
------------------------------------------------------------
Freddie Mac                                             5.3%
------------------------------------------------------------
Citigroup Inc.                                          3.9
------------------------------------------------------------
Tyco International Ltd.                                 3.9
------------------------------------------------------------
News Corp. Ltd. (The), Sponsored ADR, Preference        3.2
------------------------------------------------------------
USA Education, Inc.                                     3.1
------------------------------------------------------------
Boeing Co.                                              2.9
------------------------------------------------------------
Kohl's Corp.                                            2.6
------------------------------------------------------------
Cardinal Health, Inc.                                   2.3
------------------------------------------------------------
AT&T Corp.                                              2.3
------------------------------------------------------------
Household International, Inc.                           2.3

Top Five Common Stock Industries(3)
------------------------------------------------------------
Diversified Financial                                  16.5%
------------------------------------------------------------
Electric Utilities                                      6.2
------------------------------------------------------------
Insurance                                               5.9
------------------------------------------------------------
Telecommunications: Long Distance                       5.7
------------------------------------------------------------
Manufacturing                                           5.6

--------------------------------------------------------------------------------

Portfolio Allocation(2)

     [PIE CHART]

Stocks              85.2%
Cash Equivalents     8.8
Bonds                6.0

--------------------------------------------------------------------------------

(2) Portfolio is subject to change. Percentages are as of June 30, 2001, and are based on total market value of investments.

(3) Portfolio is subject to change. Percentages are as of June 30, 2001, and are based on net assets.


                      5   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------


In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations and current performance may be less than the results shown. For updates on the Fund's performance visit our website, www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about Oppenheimer Total Return Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares were first publicly offered on 10/2/47. Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower.

Class B shares of the Fund were first publicly offered on 5/3/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life of class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 8/29/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. For that reason, no performance information on Class N shares is included in this report. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different calculations of performance is in the Fund's Statement of Additional Information.


                      6   OPPENHEIMER TOTAL RETURN FUND, INC.

                                                                      Financials


                      7   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2001 / Unaudited
--------------------------------------------------------------------------------


                                                                                              Market Value
                                                                                   Shares       See Note 1
==========================================================================================================
 Common Stocks--85.1%
----------------------------------------------------------------------------------------------------------
 Basic Materials--1.8%
----------------------------------------------------------------------------------------------------------
 Metals--1.2%
 Alcoa, Inc.                                                                      997,600   $   39,305,440
--------------------------------------------------------------------------------------------------------
 USX-U.S. Steel Group, Inc.                                                       297,300        5,990,595
                                                                                            --------------
                                                                                                45,296,035

----------------------------------------------------------------------------------------------------------
 Paper--0.6%
 Sappi Ltd., Sponsored ADR                                                      2,558,900       22,902,155
----------------------------------------------------------------------------------------------------------
 Capital Goods--11.3%
----------------------------------------------------------------------------------------------------------
 Aerospace/Defense--3.4%
 Boeing Co.                                                                     1,996,800      111,022,080
--------------------------------------------------------------------------------------------------------
 Lockheed Martin Corp.                                                            438,000       16,227,900
                                                                                            --------------
                                                                                               127,249,980

----------------------------------------------------------------------------------------------------------
 Industrial Services--2.3%
 Republic Services, Inc.(1)                                                     1,714,500       34,032,825
----------------------------------------------------------------------------------------------------------
 Waste Management, Inc.                                                         1,755,200       54,095,264
                                                                                            --------------
                                                                                                88,128,089

----------------------------------------------------------------------------------------------------------
 Manufacturing--5.6%
 Caterpillar, Inc.                                                              1,086,200       54,364,310
----------------------------------------------------------------------------------------------------------
 Tyco International Ltd.                                                        2,700,000      147,150,000
----------------------------------------------------------------------------------------------------------
 United Technologies Corp.                                                        117,200        8,586,072
                                                                                            --------------
                                                                                               210,100,382

----------------------------------------------------------------------------------------------------------
 Communication Services--6.9%
----------------------------------------------------------------------------------------------------------
 Telecommunications: Long Distance--5.7%
----------------------------------------------------------------------------------------------------------
 AT&T Corp.                                                                     3,956,500       87,043,000
----------------------------------------------------------------------------------------------------------
 Verizon Communications, Inc.                                                   1,024,500       54,810,750
----------------------------------------------------------------------------------------------------------
 WorldCom, Inc.-WorldCom Group(1)                                               5,044,400       71,630,480
                                                                                            --------------
                                                                                               213,484,230

----------------------------------------------------------------------------------------------------------
 Telecommunications: Wireless--1.2%
 Leap Wireless International, Inc.(1)                                             861,000       26,088,300
----------------------------------------------------------------------------------------------------------
 Sprint Corp. (PCS Group)(1)                                                      800,000       19,320,000
                                                                                            --------------
                                                                                                45,408,300

----------------------------------------------------------------------------------------------------------
 Consumer Cyclicals--8.1%
----------------------------------------------------------------------------------------------------------
 Consumer Services--1.3%
 IMS Health, Inc.                                                               1,050,000       29,925,000
----------------------------------------------------------------------------------------------------------
 Moody's Corp.                                                                    600,000       20,100,000
                                                                                            --------------
                                                                                                50,025,000


                      8   OPPENHEIMER TOTAL RETURN FUND, INC.

                                                                                              Market Value
                                                                                   Shares       See Note 1
----------------------------------------------------------------------------------------------------------
 Retail: General--4.0%
 Family Dollar Stores, Inc.                                                       600,000   $   15,378,000
----------------------------------------------------------------------------------------------------------
 Kohl's Corp.(1)                                                                1,565,000       98,172,450
 Sears Roebuck & Co.                                                              891,000       37,698,210
                                                                                            --------------
                                                                                               151,248,660

----------------------------------------------------------------------------------------------------------
 Retail: Specialty--2.8%
 Best Buy Co., Inc.(1)                                                            615,600       39,102,912
----------------------------------------------------------------------------------------------------------
 Target Corp.                                                                   1,950,000       67,470,000
                                                                                            --------------
                                                                                               106,572,912

----------------------------------------------------------------------------------------------------------
 Consumer Staples--5.9%
----------------------------------------------------------------------------------------------------------
 Broadcasting--1.6%
 Adelphia Communications Corp., Cl. A(1)                                          550,000       22,550,000
----------------------------------------------------------------------------------------------------------
 Comcast Corp., Cl. A Special(1)                                                  850,000       36,890,000
                                                                                            --------------
                                                                                                59,440,000

----------------------------------------------------------------------------------------------------------
 Entertainment--3.2%
 News Corp. Ltd. (The), Sponsored ADR, Preference                               3,752,400      121,577,760
----------------------------------------------------------------------------------------------------------
 Food--0.2%
 General Mills, Inc.                                                              200,000        8,756,000
----------------------------------------------------------------------------------------------------------
 Tobacco--0.9%
 Philip Morris Cos., Inc.                                                         700,000       35,525,000
----------------------------------------------------------------------------------------------------------
 Energy--1.7%
----------------------------------------------------------------------------------------------------------
 Energy Services--0.4%
 BJ Services Co.(1)                                                               300,000        8,514,000
----------------------------------------------------------------------------------------------------------
 Global Marine, Inc.(1)                                                           360,000        6,706,800
                                                                                            --------------
                                                                                                15,220,800
----------------------------------------------------------------------------------------------------------
 Oil: Domestic--1.3%
 Exxon Mobil Corp.                                                                554,030       48,394,520
----------------------------------------------------------------------------------------------------------
 Financial--23.4%
----------------------------------------------------------------------------------------------------------
 Banks--1.0%
 J.P. Morgan Chase & Co.                                                          450,000       20,070,000
----------------------------------------------------------------------------------------------------------
 Mellon Financial Corp.                                                           365,900       16,831,400
                                                                                            --------------
                                                                                                36,901,400

----------------------------------------------------------------------------------------------------------
 Diversified Financial--16.5%
 Citigroup, Inc.                                                                2,800,001      147,952,053
----------------------------------------------------------------------------------------------------------
 Franklin Resources, Inc.                                                         852,300       39,009,771
----------------------------------------------------------------------------------------------------------
 Freddie Mac                                                                    2,842,700      198,989,000
----------------------------------------------------------------------------------------------------------
 Household International, Inc.                                                  1,300,000       86,710,000
----------------------------------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                                                        509,700       30,199,725
----------------------------------------------------------------------------------------------------------
 USA Education, Inc.                                                            1,604,700      117,143,100
                                                                                            --------------
                                                                                               620,003,649


                      9   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                                                              Market Value
                                                                                   Shares      See Note 1
----------------------------------------------------------------------------------------------------------
 Insurance--5.9%
 Aetna, Inc.(1)                                                                 1,804,200   $   46,674,654
----------------------------------------------------------------------------------------------------------
 Allstate Corp.                                                                 1,937,500       85,230,625
----------------------------------------------------------------------------------------------------------
 American International Group, Inc.                                               475,000       40,850,000
----------------------------------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                                              866,200       43,907,678
----------------------------------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A                                                            50,000        4,105,000
                                                                                            --------------
                                                                                               220,767,957

----------------------------------------------------------------------------------------------------------
 Healthcare--6.6%
----------------------------------------------------------------------------------------------------------
 Healthcare/Drugs--2.9%
 American Home Products Corp.                                                     300,000       17,532,000
----------------------------------------------------------------------------------------------------------
 Amgen, Inc.(1)                                                                   715,000       43,386,200
----------------------------------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                                                         200,000       10,460,000
----------------------------------------------------------------------------------------------------------
 Johnson & Johnson                                                                400,000       20,000,000
----------------------------------------------------------------------------------------------------------
 Pharmacia Corp.                                                                  375,500       17,254,225
                                                                                            --------------
                                                                                               108,632,425

----------------------------------------------------------------------------------------------------------
 Healthcare/Supplies & Services--3.7%
 Biomet, Inc.                                                                     200,000        9,612,000
----------------------------------------------------------------------------------------------------------
 Cardinal Health, Inc.                                                          1,275,000       87,975,000
----------------------------------------------------------------------------------------------------------
 Stryker Corp.                                                                    750,000       41,137,500
                                                                                            --------------
                                                                                               138,724,500
----------------------------------------------------------------------------------------------------------
 Technology--9.7%
----------------------------------------------------------------------------------------------------------
 Computer Hardware--1.1%
 SanDisk Corp.(1)                                                               1,488,800       41,522,632
----------------------------------------------------------------------------------------------------------
 Computer Services--5.1%
 First Data Corp.                                                                 830,000       53,327,500
----------------------------------------------------------------------------------------------------------
 Sonus Networks, Inc.(1)                                                          350,000        8,176,000
----------------------------------------------------------------------------------------------------------
 Sungard Data Systems, Inc.(1)                                                  2,023,600       60,728,236
----------------------------------------------------------------------------------------------------------
 Titan Corp. (The)(1,2)                                                         3,119,600       71,438,840
                                                                                            --------------
                                                                                               193,670,576

----------------------------------------------------------------------------------------------------------
 Computer Software--1.9%
 Cadence Design Systems, Inc.(1)                                                  871,700       16,239,771
----------------------------------------------------------------------------------------------------------
 Microsoft Corp.(1)                                                               500,000       36,500,000
----------------------------------------------------------------------------------------------------------
 Veritas Software Corp.(1)                                                        300,000       19,959,000
                                                                                            --------------
                                                                                                72,698,771

----------------------------------------------------------------------------------------------------------
 Communications Equipment--0.6%
 CIENA Corp.(1)                                                                   382,000       14,516,000
----------------------------------------------------------------------------------------------------------
 ONI Systems Corp.(1)                                                             225,000        6,277,500
                                                                                            --------------
                                                                                                20,793,500


                     10   OPPENHEIMER TOTAL RETURN FUND, INC.

                                                                                              Market Value
                                                                                   Shares       See Note 1
----------------------------------------------------------------------------------------------------------
 Electronics--1.0%
 Motorola, Inc.                                                                 2,243,300   $   37,149,048
----------------------------------------------------------------------------------------------------------
 Transportation--0.4%
----------------------------------------------------------------------------------------------------------
 Shipping--0.4%
 FedEx Corp.(1)                                                                   414,300       16,654,860
----------------------------------------------------------------------------------------------------------
 Utilities--9.3%
----------------------------------------------------------------------------------------------------------
 Electric Utilities--6.2%
 AES Corp. (The)(1)                                                             1,372,000       59,064,600
----------------------------------------------------------------------------------------------------------
 Constellation Energy Group, Inc.                                               1,495,500       63,708,300
----------------------------------------------------------------------------------------------------------
 Dominion Resources, Inc.                                                         889,000       53,455,570
----------------------------------------------------------------------------------------------------------
 Duke Energy Corp.                                                                990,600       38,643,306
----------------------------------------------------------------------------------------------------------
 Exelon Corp.                                                                     262,500       16,831,500
                                                                                            --------------
                                                                                               231,703,276

----------------------------------------------------------------------------------------------------------
 Gas Utilities--3.1%
 Dynegy, Inc.                                                                     203,500        9,462,750
----------------------------------------------------------------------------------------------------------
 El Paso Corp.                                                                  1,212,000       63,678,480
----------------------------------------------------------------------------------------------------------
 Enron Corp.                                                                      915,800       44,874,200
                                                                                            --------------
                                                                                               118,015,430
                                                                                            --------------
 Total Common Stocks (Cost $2,731,000,514)                                                   3,206,567,847

==========================================================================================================
 Preferred Stocks--0.4%

 MediaOne Group, Inc., 6.25% Cv. Premium Income Exchangeable Securities
 (exchangeable for Vodafone Airtouch plc common stock) (Cost $14,996,250)         258,000       14,755,020

                                                                                    Units
==========================================================================================================
 Rights, Warrants and Certificates--0.0%

 Per-Se Technologies, Inc. Wts., Exp. 2/23/10(3) (Cost $0)                          2,204               --

                                                                                Principal
                                                                                   Amount
==========================================================================================================
 U.S. Government Obligations--4.7%

 U.S. Treasury Bonds:
 6.625%, 2/15/27                                                             $ 25,675,000       28,133,510
 STRIPS, 6.92%, 11/15/18 (4)                                                   54,000,000       18,888,012
 STRIPS, 6.17%, 2/15/20 (4)                                                   100,000,000       32,427,500
 STRIPS, 6.51%, 8/15/19 (4)                                                   100,000,000       33,481,800
----------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 6.25%, 2/15/07                                                                31,200,000       32,908,574
 6.625%, 3/31/02                                                               30,050,000       30,674,109
                                                                                            --------------
 Total U.S. Government Obligations (Cost $165,384,704)                                         176,513,505


                     11   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                                                Principal     Market Value
                                                                                   Amount       See Note 1
==========================================================================================================
 Convertible Corporate Bonds and Notes--1.3%

 CIENA Corp., 3.75% Cv. Sr. Unsec. Nts., 2/1/08                              $ 25,500,000   $   19,411,875
----------------------------------------------------------------------------------------------------------
 Tyco International Ltd., Zero Coupon Cv. Sr. Unsec
 Unsub. Liquid Yield Option Nts.:
 1.28%, 11/17/20 (4)                                                            3,000,000        2,291,250
 1.43%, 11/17/20 (4,5)                                                         35,500,000       27,113,125
                                                                                            --------------
 Total Convertible Corporate Bonds and Notes (Cost $55,068,752)                                 48,816,250

==========================================================================================================
 Short-Term Notes--5.7%

 Charta Corp., 3.91%, 7/17/01                                                  48,175,000       48,091,282
----------------------------------------------------------------------------------------------------------
 Country Home Loans, 3.84%, 8/2/01                                             25,000,000       24,914,667
----------------------------------------------------------------------------------------------------------
 Countrywide Home Loans, 3.78%, 7/23/01                                        50,000,000       49,884,500
----------------------------------------------------------------------------------------------------------
 Crown Point Capital, 3.79%, 8/10/01                                           41,700,000       41,524,397
----------------------------------------------------------------------------------------------------------
 Heller Financial, Inc., 3.83%, 8/8/01                                         50,000,000       49,797,861
                                                                                            --------------
 Total Short-Term Notes (Cost $214,212,707)                                                    214,212,707
==========================================================================================================
 Repurchase Agreements--3.2%

 Repurchase agreement with Deutsche Bank Securities, Inc., 3.92%, dated 6/29/01, to be repurchased at $121,784,770 on 7/2/01, collateralized by U.S. Treasury Bonds, 8.875%-10.375%,
 11/15/09-2/15/19, with a value of $124,646,461 (Cost $121,745,000)           121,745,000      121,745,000
----------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $3,302,407,927)                                   99.6%   4,108,863,123
----------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                               (0.4)     (14,150,533)
                                                                             -----------------------------
 Net Assets                                                                         100.0%  $3,768,459,796
                                                                             =============================


 Footnotes to Statement of Investments

(1) Non-income-producing security.

(2) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2001. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2001, amounts to $71,438,840. Transactions during the period in which the issuer was an affiliate are as follows:

                                     Shares         Gross          Gross            Shares
                          December 31, 2000     Additions     Reductions     June 30, 2001
------------------------------------------------------------------------------------------
 Titan Corp. (The)                       --     3,119,600             --         3,119,600


(3) Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

(4) Zero coupon bond reflects the effective yield on the date of purchase.

(5) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $27,113,125 or 0.72% of the Fund's net assets as of June 30, 2001.

 See accompanying Notes to Financial Statements.


                     12   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


 June 30, 2001
==========================================================================================================
 Assets
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $3,242,869,773)                                               $3,711,171,489
 Affiliated companies (cost $59,538,154)
                                                                                                71,438,840
                                                                                            --------------
                                                                                             3,782,610,329
----------------------------------------------------------------------------------------------------------
 Cash                                                                                              906,566
----------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                               60,480,998
 Interest and dividends                                                                          4,652,897
 Shares of capital stock sold                                                                    1,413,901
 Other                                                                                             216,169
                                                                                            --------------
 Total assets                                                                                3,850,280,860

==========================================================================================================
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                                          76,687,141
 Shares of capital stock redeemed                                                                2,477,003
 Distribution and service plan fees                                                              2,014,243
 Transfer and shareholder servicing agent fees                                                     116,129
 Directors' compensation                                                                            63,962
 Other                                                                                             462,586
                                                                                            --------------
 Total liabilities                                                                              81,821,064

==========================================================================================================
 Net Assets                                                                                 $3,768,459,796
                                                                                            ==============
==========================================================================================================
 Composition of Net Assets

 Par value of shares of capital stock                                                       $   34,044,216
----------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                  2,984,548,535
----------------------------------------------------------------------------------------------------------
 Undistributed (overdistributed) net investment income                                          21,442,230
----------------------------------------------------------------------------------------------------------
 Accumulated net realized gain (loss) on investments and
 foreign currency transactions                                                                 248,222,413
----------------------------------------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) on investments                                     480,202,402
                                                                                            --------------
 Net Assets                                                                                 $3,768,459,796
                                                                                            ==============


                     13   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------


 June 30, 2001 / Unaudited
==========================================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $2,935,876,938 and 264,412,564 shares of capital stock outstanding)
                                                                                                    $11.10
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                                        $11.78
----------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $680,431,064
 and 62,203,410 shares of capital stock outstanding)                                                $10.94
----------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $102,092,310
 and 9,322,026 shares of capital stock outstanding)                                                 $10.95
----------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $242,001
 and 21,813 shares of capital stock outstanding)                                                    $11.09
----------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $49,817,483 and 4,482,350 shares of capital stock outstanding)                       $11.11

 See accompanying Notes to Financial Statements.


                     14   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 For the Six Months Ended June 30, 2001
==========================================================================================================
 Investment Income

 Interest                                                                                    $  18,051,994
----------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $21,445)
                                                                                                14,450,435
                                                                                             -------------
 Total income                                                                                   32,502,429

==========================================================================================================
 Expenses

 Management fees                                                                                10,082,813
----------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                         3,130,616
 Class B                                                                                         3,608,988
 Class C                                                                                           521,933
 Class N                                                                                               140
----------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                         1,316,493
 Class B                                                                                           312,585
 Class C                                                                                            45,723
 Class N                                                                                                39
 Class Y                                                                                            36,696
----------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                               576,935
----------------------------------------------------------------------------------------------------------
 Directors' compensation                                                                            75,211
----------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                        27,087
----------------------------------------------------------------------------------------------------------
 Other                                                                                             191,267
                                                                                            --------------
 Total expenses                                                                                 19,926,526
 Less reduction to custodian expenses                                                              (20,353)
                                                                                            --------------
 Net expenses                                                                                   19,906,173

==========================================================================================================
 Net Investment Income                                                                          12,596,256

==========================================================================================================
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments                                                                                   238,299,661
 Foreign currency transactions                                                                    (303,549)
                                                                                            --------------
 Net realized gain (loss)                                                                      237,996,112
----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments                          (491,724,385)
                                                                                             -------------
 Net realized and unrealized gain (loss)                                                      (253,728,273)

==========================================================================================================
 Net Decrease in Net Assets Resulting from Operations                                        $(241,132,017)
                                                                                            ==============

 See accompanying Notes to Financial Statements.


                     15   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                               Six Months             Year
                                                                                    Ended            Ended
                                                                            June 30, 2001         Dec. 31,
                                                                              (Unaudited)             2000
==========================================================================================================
 Operations

 Net investment income (loss)                                             $    12,596,256  $    44,265,063
----------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                     237,996,112      201,493,747
----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                        (491,724,385)    (499,499,123)
                                                                                            --------------
 Net increase (decrease) in net assets resulting from operations             (241,132,017)    (253,740,313)

==========================================================================================================
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                               --      (38,745,036)
 Class B                                                                               --       (2,237,780)
 Class C                                                                               --         (384,905)
 Class Y                                                                               --         (760,857)
----------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                               --     (160,994,379)
 Class B                                                                               --      (41,193,590)
 Class C                                                                               --       (5,319,033)
 Class Y                                                                               --       (2,808,984)

==========================================================================================================
 Capital Stock Transactions

 Net increase (decrease) in net assets resulting from
 capital stock transactions:
 Class A                                                                      (42,288,132)     401,342,499
 Class B                                                                      (71,950,279)    (265,112,323)
 Class C                                                                          483,849       47,057,472
 Class N                                                                          243,719               --
 Class Y                                                                       (2,566,794)      10,799,844

==========================================================================================================
 Net Assets

 Total decrease                                                              (357,209,654)    (312,097,385)
----------------------------------------------------------------------------------------------------------
 Beginning of period                                                        4,125,669,450    4,437,766,835
                                                                          --------------------------------
End of period [including undistributed
(overdistributed) net investment income of
$21,442,230 and $8,845,974, respectively]                                 $ 3,768,459,796  $ 4,125,669,450
                                                                          ================================

See accompanying Notes to Financial Statements.


                     16   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                Six Months                                                             Year
                                                     Ended                                                            Ended
                                             June 30, 2001                                                         Dec. 31,
 Class A                                        (Unaudited)        2000         1999         1998         1997         1996
===========================================================================================================================
 Per Share Operating Data
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $11.78       $13.25       $12.23       $11.00       $ 9.77       $ 9.35
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .05          .15          .14          .16          .16          .20
 Net realized and unrealized gain (loss)              (.73)        (.84)        2.01         2.09         2.49         1.63
                                                ---------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                           (.68)        (.69)        2.15         2.25         2.65         1.83
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --         (.15)        (.12)        (.15)        (.14)        (.20)
 Distributions from net realized gain                   --         (.63)       (1.01)        (.87)       (1.28)       (1.21)
                                                ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --         (.78)       (1.13)       (1.02)       (1.42)       (1.41)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $11.10       $11.78       $13.25       $12.23       $11.00        $9.77
                                                ===========================================================================

===========================================================================================================================
 Total Return, at Net Asset Value(1)                 (5.77)%      (5.62)%      18.34%       21.16%       27.39%       19.73%

===========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $2,935,877   $3,161,399   $3,157,204   $2,594,324   $2,237,603   $1,826,599
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $3,029,974   $3,382,139   $2,756,760   $2,387,815   $2,045,166   $1,684,726
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                0.82%        1.17%        1.12%        1.31%        1.43%        1.96%
 Expenses                                             0.86%        0.87%        0.87%        0.86%(3)     0.89%(3)     0.90%(3)
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                66%          61%          34%          38%          92%         118%


(1) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Annualized for periods of less than one full year.

(3) Expense ratio reflects the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                     17   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                                Six Months                                                             Year
                                                     Ended                                                            Ended
                                             June 30, 2001                                                         Dec. 31,
 Class B                                        (Unaudited)        2000         1999         1998         1997         1996
===========================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period               $11.65       $13.10       $12.10       $10.89       $ 9.70        $9.29
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  --(1)       .05          .04          .06          .07          .12
 Net realized and unrealized gain (loss)              (.71)        (.84)        1.98         2.08         2.45         1.62
                                                ---------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                           (.71)        (.79)        2.02         2.14         2.52         1.74
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --         (.03)        (.01)        (.06)        (.05)        (.12)
 Distributions from net realized gain                   --         (.63)       (1.01)        (.87)       (1.28)       (1.21)
                                                ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --         (.66)       (1.02)        (.93)       (1.33)       (1.33)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $10.94       $11.65       $13.10       $12.10       $10.89        $9.70
                                                ===========================================================================

===========================================================================================================================
 Total Return, at Net Asset Value(2)                 (6.09)%      (6.36)%      17.37%       20.25%       26.17%       18.78%

===========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $680,431     $800,063   $1,152,235   $1,201,741     $986,713     $754,918
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $727,125     $964,967   $1,196,118   $1,080,395     $877,911     $671,593
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                0.02%        0.37%        0.32%        0.50%        0.62%        1.15%
 Expenses                                             1.65%        1.66%        1.67%        1.67%(4)     1.71%(4)     1.71%(4)
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                66%          61%          34%          38%          92%         118%


(1) Less than $0.005 per share.

(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(3) Annualized for periods of less than one full year.

(4) Expense ratio reflects the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                     18   OPPENHEIMER TOTAL RETURN FUND, INC.

                                                Six Months                                                             Year
                                                     Ended                                                            Ended
                                             June 30, 2001                                                         Dec. 31,
 Class C                                        (Unaudited)        2000         1999         1998         1997         1996
===========================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period               $11.67       $13.13       $12.13       $10.92       $ 9.72       $ 9.33
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  --(1)       .04          .04          .06          .07          .16
 Net realized and unrealized gain (loss)              (.72)        (.82)        1.98         2.08         2.46         1.57
                                                ---------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                           (.72)        (.78)        2.02         2.14         2.53         1.73
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --         (.05)        (.02)        (.06)        (.05)        (.13)
 Distributions from net realized gain                   --         (.63)       (1.00)        (.87)       (1.28)       (1.21)
                                                ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --         (.68)       (1.02)        (.93)       (1.33)       (1.34)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $10.95       $11.67       $13.13       $12.13       $10.92        $9.72
===========================================================================================================================
 Total Return, at Net Asset Value(2)                 (6.17)%      (6.33)%      17.37%       20.20%       26.23%       18.67%
                                                ===========================================================================

===========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $102,092     $108,522      $75,886      $58,082      $36,657      $17,554
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $105,219     $ 97,172      $66,185      $46,558      $27,349      $ 8,277
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                0.02%        0.37%        0.31%        0.50%        0.63%        1.05%
 Expenses                                             1.65%        1.67%        1.68%        1.67%(4)     1.72%(4)     1.76%(4)
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                66%          61%          34%          38%          92%         118%


(1) Less than $0.005 per share.

(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(3) Annualized for periods of less than one full year.

(4) Expense ratio reflects the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                     19   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                                                                                               Period Ended
                                                                                                            June 30, 2001(1)
 Class N                                                                                                         (Unaudited)
===========================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period                                                                                $11.38
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                                                                  .01
 Net realized and unrealized gain (loss)                                                                               (.30)
                                                                                                                 ----------
 Total income (loss) from investment operations                                                                        (.29)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                                                    --
 Distributions from net realized gain                                                                                    --
                                                                                                                 ----------
 Total dividends and/or distributions to shareholders                                                                    --
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                                      $11.09
                                                                                                                 ==========
===========================================================================================================================
 Total Return, at Net Asset Value(2)                                                                                  (2.55)%

===========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                                                                              $242
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                                                     $ 86
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                                                                                 0.48%
 Expenses                                                                                                              1.19%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                                                                 66%


(1) For the period from March 1, 2001 (inception of offering) to June 30, 2001.

(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(3) Annualized for periods of less than one full year.

 See accompanying Notes to Financial Statements.


                     20   OPPENHEIMER TOTAL RETURN FUND, INC.

                                                Six Months                                                             Year
                                                     Ended                                                            Ended
                                             June 30, 2001                                                         Dec. 31,
 Class Y                                        (Unaudited)        2000         1999         1998         1997         1996
===========================================================================================================================
 Per Share Operating Data
 Net asset value, beginning of period               $11.78       $13.26       $12.24       $11.00       $ 9.77       $ 9.35
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .06          .17          .17          .17          .18          .23
 Net realized and unrealized gain (loss)              (.73)        (.84)        2.00         2.10         2.48         1.61
                                                ---------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                           (.67)        (.67)        2.17         2.27         2.66         1.84
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --         (.18)        (.14)        (.16)        (.15)        (.21)
 Distributions from net realized gain                   --         (.63)       (1.01)        (.87)       (1.28)       (1.21)
                                                ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --         (.81)       (1.15)       (1.03)       (1.43)       (1.42)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $11.11       $11.78       $13.26       $12.24       $11.00        $9.77
                                                ===========================================================================

===========================================================================================================================
 Total Return, at Net Asset Value(1)                 (5.69)%      (5.54)%      18.53%       21.33%       27.53%       19.88%

===========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $49,817      $55,685      $52,442      $38,874      $26,546      $18,252
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $52,214      $57,358      $47,152      $33,687      $21,977      $13,083
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                0.97%        1.29%        1.32%        1.39%        1.60%        2.08%
 Expenses                                             0.70%        0.75%        0.67%        0.80%(3)     0.74%(3)    0.77%(3)
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                66%          61%          34%          38%          92%         118%


(1) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Annualized for periods of less than one full year.

(3) Expense ratio reflects the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                     21   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


================================================================================

1. Significant Accounting Policies

Oppenheimer Total Return Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock
Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                     22   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------

Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                     23   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================

1. Significant Accounting Policies Continued

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

Other. The Fund adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund began amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $301,290 decrease to cost of securities and a corresponding $301,290 increase in net unrealized appreciation, based on securities held as of December 31, 2000.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     24   OPPENHEIMER TOTAL RETURN FUND, INC.

================================================================================

2. Capital Stock

The Fund has authorized 860 million shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                   Six Months Ended June 30, 2001(1)       Year Ended December 31, 2000
                                             Shares           Amount            Shares           Amount
-------------------------------------------------------------------------------------------------------
 Class A
 Sold                                    15,085,439    $ 171,783,176        52,538,720    $ 715,601,836
 Dividends and/or
 distributions reinvested                      (352)          (4,432)       14,167,538      181,713,861
 Redeemed                               (18,982,934)    (214,066,876)      (36,694,069)    (495,973,198)
                                        ---------------------------------------------------------------
 Net increase (decrease)                 (3,897,847)   $ (42,288,132)       30,012,189    $ 401,342,499
                                        ===============================================================

-------------------------------------------------------------------------------------------------------
 Class B
 Sold                                     4,824,441    $  54,214,767        15,632,508    $ 209,389,301
 Dividends and/or
 distributions reinvested                       175            2,171         3,264,416       41,130,740
 Redeemed                               (11,271,651)    (126,167,217)      (38,201,952)    (515,632,364)
                                        ---------------------------------------------------------------
 Net increase (decrease)                 (6,447,035)   $ (71,950,279)      (19,305,028)   $(265,112,323)
                                        ===============================================================

-------------------------------------------------------------------------------------------------------
 Class C
 Sold                                     1,280,589    $  14,487,977         4,643,388    $  62,234,552
 Dividends and/or
 distributions reinvested                        55              696           427,388        5,379,883
 Redeemed                                (1,259,657)     (14,004,824)       (1,550,593)     (20,556,963)
                                        ---------------------------------------------------------------
 Net increase (decrease)                     20,987    $     483,849         3,520,183    $  47,057,472
                                        ===============================================================

-------------------------------------------------------------------------------------------------------
 Class N
 Sold                                        21,813    $     243,720                --    $          --
 Dividends and/or
 distributions reinvested                        --               --                --               --
 Redeemed                                        --               (1)               --               --
                                        ---------------------------------------------------------------
 Net increase (decrease)                     21,813    $     243,719                --    $          --
                                        ===============================================================

-------------------------------------------------------------------------------------------------------
 Class Y
 Sold                                       997,696    $  11,524,504         3,392,579    $  46,423,509
 Dividends and/or
 distributions reinvested                        --               --           278,327        3,569,841
 Redeemed                                (1,240,454)     (14,091,298)       (2,902,041)     (39,193,506)
                                        ---------------------------------------------------------------
 Net increase (decrease)                   (242,758)   $  (2,566,794)          768,865    $  10,799,844
                                        ===============================================================


(1) For the six months ended June 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to June 30, 2001, for Class N shares.


                     25   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $2,537,829,251 and $2,283,614,379, respectively.

================================================================================

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $100 million of average annual net assets of the Fund, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million. The Fund's management fee for the six months ended June 30, 2001, was an annualized rate of 0.52%.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.

--------------------------------------------------------------------------------

Distribution and Service Plan Fees. Under its General Distributor's
Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate         Class A     Commissions      Commissions       Commissions       Commissions
                        Front-End       Front-End      on Class A       on Class B        on Class C        on Class N
                    Sales Charges   Sales Charges          Shares           Shares            Shares            Shares
 Six Months            on Class A     Retained by     Advanced by      Advanced by       Advanced by       Advanced by
 Ended                     Shares     Distributor     Distributor(1)   Distributor(1)    Distributor(1)    Distributor(1)
----------------------------------------------------------------------------------------------------------------------
 June 30, 2001         $1,503,901        $517,322         $96,917       $1,727,100          $117,548            $2,406


(1) The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                          Class A                    Class B                       Class C                     Class N
                       Contingent                 Contingent                    Contingent                  Contingent
                         Deferred                   Deferred                      Deferred                    Deferred
                    Sales Charges              Sales Charges                 Sales Charges               Sales Charges
 Six Months           Retained by                Retained by                   Retained by                 Retained by
 Ended                Distributor                Distributor                   Distributor                 Distributor
----------------------------------------------------------------------------------------------------------------------
 June 30, 2001             $7,331                   $567,819                       $23,809                         $--

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


                     26   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended June 30, 2001, payments under the Class A plan totaled $3,130,616, all of which were paid by the Distributor to recipients, and included $243,664 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------

Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended June 30, 2001, were as follows:

                                                                               Distributor's
                                                             Distributor's         Aggregate
                                                                 Aggregate      Unreimbursed
                                                              Unreimbursed     Expenses as %
                         Total Payments   Amount Retained         Expenses     of Net Assets
                             Under Plan    by Distributor       Under Plan          of Class
--------------------------------------------------------------------------------------------
 Class B Plan                $3,608,988       $2,851,366        $6,559,042              0.96%
 Class C Plan                   521,933          167,919         1,359,145              1.33
 Class N Plan                       140               --               --                 --


                     27   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================

5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation. The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================

6. Illiquid Securities

As of June 30, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

================================================================================

7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the six months ended or at June 30, 2001.


                     28   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------


================================================================================

On April 6, 2001, a shareholder meeting was held at which all of the nominated Directors were elected and all proposals were approved by shareholders as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

Proposal No. 1:

The twelve persons named below to serve as Director of the Fund until their successors are elected and shall qualify:

 Nominee                              For                           Withheld                     Total
------------------------------------------------------------------------------------------------------
 William L. Armstrong     234,118,425.717                      4,028,313.530           238,146,739.247
 Robert G. Avis           234,069,441.275                      4,077,297.972           238,146,739.247
 George C. Bowen          234,564,159.696                      3,852,579.551           238,146,739.247
 Edward L. Cameron        234,195,393.356                      3,951,345.891           238,146,739.247
 Jon S. Fossel            234,175,214.827                      3,971,524.420           238,146,739.247
 Sam Freedman             234,465,075.925                      3,681,663.322           238,146,739.247
 Raymond J. Kalinowski    233,952,665.413                      4,194,073.834           238,146,739.247
 C. Howard Kast           234,809,585.312                      3,337,153.935           238,146,739.247
 Robert M. Kirchner       234,941,469.855                      3,205,269.392           238,146,739.247
 Bridget A. Macaskill     235,478,900.561                      2,667,838.686           238,146,739.247
 F. William Marshall      235,319,444.503                      2,827,294.744           238,146,739.247
 James C. Swain           235,088,374.458                      3,058,364.789           238,146,739.247

                                For             Against          Abstain                         Total
------------------------------------------------------------------------------------------------------
Proposal No. 2:

Ratification of the selection of Deloitte & Touche LLP as independent auditors for the Fund for the fiscal year beginning January 1, 2001.

                    233,273,713.636       1,113,322.225    3,759,703.386               238,146,739.247

                                                                              Broker
                                For             Against          Abstain   Non-Votes             Total
------------------------------------------------------------------------------------------------------
Proposal No. 3a:

Approval to eliminate the Fund's fundamental policy on purchasing securities on margin or making short sales.

                    171,407,200.463      19,057,702.726   12,573,085.058  35,108,751   238,146,739.247

------------------------------------------------------------------------------------------------------

Proposal No. 3b:

Approval to eliminate the Fund's fundamental policy on purchasing securities of issuers in which officers or Directors have an interest.

                    168,863,370.084      21,477,117.876   12,697,500.287  35,108,751   238,146,739.247

------------------------------------------------------------------------------------------------------

Proposal No. 3c:

Approval to eliminate the Fund's fundamental policy on investing in a company for the purpose of exercising control.

                    171,860,558.063      17,747,426.421   13,430,003.763  35,108,751   238,146,739.247

------------------------------------------------------------------------------------------------------

Proposal No. 3d:

Approval to eliminate the Fund's fundamental policy on acceptance of share purchase price.

                    178,098,016.736      10,291,291.309   14,648,680.202  35,108,751   238,146,739.247

------------------------------------------------------------------------------------------------------
Proposal No. 3e:

Approval to amend the Fund's fundamental policy regarding industry concentration.

                    177,954,610.448      11,025,148.601   14,058,229.198  35,108,751   238,146,739.247

------------------------------------------------------------------------------------------------------

Proposal No. 3f:

Approval to amend the Fund's fundamental policy on buying securities for speculative short-term purposes.

                    171,753,816.294      18,075,358.420   13,208,813.533  35,108,751   238,146,739.247

------------------------------------------------------------------------------------------------------

Proposal No. 4:

Approval of changes to four of the Fund's fundamental investment restrictions to permit the Fund to participate in an inter-fund lending arrangement.

                    171,938,895.062      17,222,348.541   13,876,744.644  35,108,751   238,146,739.247


                     29   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
OPPENHEIMER TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------


================================================================================
 Officers and Directors     James C. Swain, Director,
                              CEO and Chairman of the Board
                            Bridget A. Macaskill, Director and President
                            William L. Armstrong, Director
                            Robert G. Avis, Director
                            George C. Bowen, Director
                            Edward L. Cameron, Director
                            Jon S. Fossel, Director
                            Sam Freedman, Director
                            C. Howard Kast, Director
                            Robert M. Kirchner, Director
                            F. William Marshall, Jr., Director
                            Bruce L. Bartlett, Vice President
                            Christopher Leavy, Vice President
                            Andrew J. Donohue,
                              Vice President and Secretary
                            Brian W. Wixted, Treasurer
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer
                            Robert G. Zack, Assistant Secretary

================================================================================

 Investment Advisor         OppenheimerFunds, Inc.

================================================================================

 Distributor                OppenheimerFunds Distributor, Inc.

================================================================================

 Transfer and Shareholder   OppenheimerFunds Services
 Servicing Agent

================================================================================

 Custodian of               The Bank of New York
 Portfolio Securities

================================================================================

 Independent Auditors       Deloitte & Touche LLP

================================================================================

 Legal Counsel              Myer, Swanson, Adams & Wolf, P.C.

                            The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                            Oppenheimer funds are distributed by
                            OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY10048-0203.

                            (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.


                     30   OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
INFORMATION AND SERVICES
--------------------------------------------------------------------------------


          As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic
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          you can count on us whenever you need assistance.(1) So call us today, or visit our website-- we're here to help.

          ----------------------------------------------------------------------

          Internet
          24-hr access to account information and transactions2 www.oppenheimerfunds.com

          ----------------------------------------------------------------------

          General Information
          Mon-Fri 8am-9pm ET, Sat 10am-4pm ET 1.800.525.7048

          ----------------------------------------------------------------------

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          ----------------------------------------------------------------------

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          ----------------------------------------------------------------------

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          1.800.835.3104

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          ----------------------------------------------------------------------

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          ----------------------------------------------------------------------

          Ticker Symbols Class A: OPTRX Class B: OTRBX Class C: OTRCX Class N:
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          ----------------------------------------------------------------------

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          losses in declining markets.

          (2) At times this website may be inaccessible or its transaction feature may be unavailable.


Rs0420.001.0601  August 29, 2001                      [LOGO] OppenheimerFunds(R)
                                                               Distributor, Inc.